TRADE AND NOTES RECEIVABLES - Ageing analysis of trade receivables not individually nor collectively (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables	$ 1,178,174	¥ 8,100,532	¥ 8,008,937
Associates
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		7,000	97,000
Not past due
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			2,384,268
Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables			3,934,116
Trade receivables			351,959
Not individually nor collectively
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables			1,549,848
Past due for 1 year | Not individually nor collectively
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables			470,008
Past due for 1 to 2 years | Not individually nor collectively
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables			298,008
Past due for over 2 years | Not individually nor collectively
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables			781,832
Gross
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		8,759,793	8,555,039
Gross | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			898,061
Gross | Within 1 year
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		6,212,537	6,289,931
Gross | Within 1 year | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			182,801
Gross | Past due for 1 to 2 years
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		906,302	516,359
Gross | Past due for 1 to 2 years | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			46,351
Gross | 2020
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		158,162	338,334
Gross | 2020 | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			40,325
Gross | Over 3 years
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		1,482,792	1,410,415
Gross | Over 3 years | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			628,584
Provision for impairment
Ageing analysis of trade receivables were past due but not impaired
Trade and notes receivables		¥ (659,261)	(546,102)
Provision for impairment | Individually impaired receivables
Ageing analysis of trade receivables were past due but not impaired
Trade receivables			¥ (546,102)